INVESTMENT PROPERTIES - Reconciliation between Initial Balance Account (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		$ 1,732,873
Gains on valuation	[1]	93,197		$ 77,350		$ 55,573
Balance at the end of the period		1,992,964		1,732,873
Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		1,732,873	[2]	1,657,409
Acquisitions		116,503		8,536
Sales/Write-offs		(17,667)		(10,422)
Amount reclassified from inventories	[3]	68,058
Gains on valuation	[4]	93,197		77,350
Balance at the end of the period		$ 1,992,964	[2]	$ 1,732,873	[2]	$ 1,657,409

[1]	See Note 11 Investment properties.
[2]	Between December 31, 2019 and 2018, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30 Fair value of assets and liabilities.
[3]	In 2019, returned goods from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.
[4]	See Note 25.4 Other operating income, net.